Warrants	12 Months Ended
Dec. 31, 2021
Warrants [Abstract]
WARRANTS

13. Warrants

On April 28, 2016, LLIT signed a Share Purchase Agreement (“SPA”) with Hangzhou Lianluo. In this SPA, Hangzhou Lianluo was entitled with 125,000 warrants to acquire from the Company 125,000 common shares at a purchase price of $17.60 per share. The warrants are exercisable at any time. The Company recognized the warrants as a derivative liability because warrants can be settled in cash. Warrants are remeasured at fair value with changes in fair value recorded in earnings in each reporting period.

There was a total of 125,000 warrants issued and outstanding as of December 31, 2021.

The fair value of the outstanding warrants was calculated using the Black-Scholes model with the following assumptions:

December 31, 2021
Market price per share (USD/share)	$10.37
Exercise price (USD/share)	17.60
Risk free rate	1.16%
Dividend yield	0%
Expected term/Contractual life (years)	4.32
Expected volatility	147.33%

The following is a reconciliation of the beginning and ending balances of warrants liability measured at fair value on a recurring basis using Level 3 inputs (in thousands):

Beginning balance, May 19, 2021	$1,152
Fair value change of the issued warrants included in earnings	(61)
Ending balance, December 31, 2021	1,091